S000055816 [Member] Average Annual Total Returns		12 Months Ended	52 Months Ended		60 Months Ended	87 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%			14.28%	14.03%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.56%			14.04%	13.81%
Performance Inception Date	[1]		Aug. 24, 2020
Class K
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.72%			14.13%	13.87%
Performance Inception Date	[1]			Aug. 21, 2020
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.27%			13.28%	13.08%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.56%			11.14%	11.15%

[1]
The inception date of Class K shares of the Fund is August 21, 2020 and the inception date of Class I shares of the Fund is August 24, 2020. Performance shown prior to the inception dates is that of the Fund’s Shares Class shares, which are no longer offered by the Fund, at net asset value (“NAV”). The inception date of the Fund’s Shares Class is October 2, 2017. Performance reflects any applicable fee waivers and/or expense reimbursements.